SCHEDULE OF CONDENSED STATEMENTS OF CASH FLOWS (Details) - USD ($)		12 Months Ended
		Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)		$ 207,722	$ 1,037,980	$ (87,180)
Amortization of right-of-use assets	[1]	19,561	6,741
Equity in earnings of equity method investee		(199,309)
Realized gain on trading securities		(2,332)
Unrealized gain on trading securities		(35)
Deferred income tax, net		(35,269)
Changes in operating assets and liabilities:
Account receivables		179,626	(408,600)
Lease liabilities		(19,488)	(8,600)
Income taxes payables		(51,788)	109,968
Contract liabilities		(13,743)	(90,667)	104,410
Accrued expenses and other current liabilities		(20,647)	68,530	71,314
Net cash provided by operating activities		273,272	705,865	88,544
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of trading securities		(429,998)
Proceeds from disposal of trading securities		330,000
Investment in equity method investee		(400)
Net cash generated from/(used in) investing activities		(226,116)
CASH FLOWS FROM FINANCING ACTIVITIES
Dividend paid		(300,000)	(580,000)
Advance from a related party		142,893	9,805	162,180
Payments of offering costs related to IPO		(201,437)
Net cash (used in) provided by financing activities		(358,544)	(570,195)	162,180
NET INCREASE IN CASH AND CASH EQUIVALENTS		(311,388)	135,670	250,724
Cash and cash equivalents at beginning of year		386,614	250,944
Cash and cash equivalents at end of year		75,226	386,614	250,944
Parent [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)		213,193	1,032,799	(87,180)
Share of results of subsidiaries		12,147	2,619	19,547
Amortization of right-of-use assets		17,314
Allowance for expected credit loss		200,000
Equity in earnings of equity method investee		(199,309)
Realized gain on trading securities		(2,332)
Unrealized gain on trading securities		(35)
Deferred income tax, net		(33,000)
Changes in operating assets and liabilities:
Account receivables		188,600	(408,600)
Lease liabilities		(17,314)
Income taxes payables		(51,788)	107,878
Contract liabilities			(98,000)	98,000
Accrued expenses and other current liabilities		(23,338)	70,325	67,500
Net cash provided by operating activities		304,138	707,021	97,867
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of trading securities		(429,998)
Proceeds from disposal of trading securities		330,000
Investment in subsidiaries			91,282	(260,047)
Investment in equity method investee		(400)
Net cash generated from/(used in) investing activities		(100,398)	91,282	(260,047)
CASH FLOWS FROM FINANCING ACTIVITIES
Dividend paid		(300,000)	(580,000)
Advance from a related party		142,894	9,805	162,180
Payments of offering costs related to IPO		(201,437)
Net cash (used in) provided by financing activities		(358,543)	(570,195)	162,180
NET INCREASE IN CASH AND CASH EQUIVALENTS		(154,803)	228,108
Cash and cash equivalents at beginning of year		228,108
Cash and cash equivalents at end of year		$ 73,305	$ 228,108

[1]	The right of use assets was amortized over the lease term, i.e. 2 years.